UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------

                      RIVERSOURCE MONEY MARKET SERIES, INC.
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               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota    55474
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               (Address of principal executive offices)             (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
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Date of reporting period:    4/30
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                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE CASH MANAGEMENT FUND

                                AT APRIL 30, 2006


INVESTMENTS IN SECURITIES

RiverSource Cash Management Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (7.9%)

ISSUER                    EFFECTIVE             AMOUNT           VALUE(a)
                            YIELD             PAYABLE AT
                                               MATURITY

Bank of New York
   02-14-07                  4.96%         $20,000,000        $20,000,000
Barclays Bank
   06-01-06                  4.77           30,000,000(b)      29,999,730
Canadian Imperial Bank of Commerce NY
   01-29-07                  4.77           20,000,000         20,000,000
Citibank
   05-12-06                  4.63           35,000,000         35,000,000
Credit Suisse First Boston NY
   09-26-06                  4.93           25,000,000(b)      25,000,000
   03-29-07                  5.19           22,000,000         22,000,000
DEPFA Bank
   01-26-07                  5.30           25,000,000         25,000,000
Deutsche Bank
   01-16-07                  4.74           20,000,000         20,000,000
Natexis Banques Populair NY
   01-23-07                  4.77           20,000,000         20,000,000
SunTrust Banks
   05-12-06                  4.69           20,000,000(b)      19,999,965
   08-22-06                  4.90           42,000,000(b)      41,999,999

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $278,999,694)                                         $278,999,694

COMMERCIAL PAPER (92.4%)

ISSUER                    EFFECTIVE             AMOUNT           VALUE(a)
                            YIELD             PAYABLE AT
                                               MATURITY

ASSET-BACKED (63.7%)
Amstel Funding
   05-08-06                  4.01%         $21,000,000(c)     $20,976,638
   05-16-06                  4.19           37,000,000(c)      36,922,598
   05-23-06                  4.73           30,000,000(c)      29,901,800
   06-01-06                  4.63           18,000,000(c)      17,921,625
   06-20-06                  4.49           18,800,000(c)      18,676,442
   09-27-06                  5.05           12,000,000(c)      11,749,340
Beta Finance
   07-12-06                  4.94            3,500,000          3,464,316

COMMERCIAL PAPER (CONTINUED)

ISSUER                    EFFECTIVE             AMOUNT           VALUE(a)
                            YIELD             PAYABLE AT
                                               MATURITY

ASSET-BACKED (CONT.)
Bryant Park Funding LLC
   05-08-06                  4.28%         $25,000,000(c)     $24,970,313
   05-15-06                  4.58           18,000,000(c)      17,961,120
   07-06-06                  4.88           24,000,000(c)      23,777,413
CC (USA)/Centari
   05-02-06                  3.43           10,000,000          9,996,192
   06-27-06                  4.82           17,000,000         16,864,595
   07-07-06                  4.89           27,000,000         26,745,908
Chariot Funding LLC
   05-15-06                  4.54           19,500,000(c)      19,458,313
CHARTA LLC
   05-18-06                  4.58           21,000,000(c)      20,946,689
   06-09-06                  4.77            4,000,000(c)       3,977,860
   07-20-06                  4.81        13,000,000(c)         12,857,274
Chesham Finance LLC
   05-01-06                  3.22           46,300,000         46,287,576
   05-02-06                  3.59            4,100,000          4,098,363
   05-15-06                  4.57           10,200,000         10,178,059
CRC Funding LLC
   06-07-06                  4.76           27,000,000(c)      26,857,845
   06-08-06                  4.76           25,000,000(c)      24,865,278
Cullinan Finance
   05-12-06                  4.34           15,000,000         14,974,704
   06-22-06                  4.82           17,000,000         16,875,815
   07-07-06                  4.94           30,000,000         29,714,800
   07-13-06                  4.96           41,000,000         40,574,833
   03-15-07                  4.86           25,000,000(b)      24,995,494
Dakota Notes
   05-05-06                  4.01           10,000,000(c)       9,992,200
   05-05-06                  4.05           15,000,000(c)      14,988,200
   05-11-06                  4.42           30,000,000(c)      29,952,200
   05-19-06                  4.58           15,000,000(c)      14,960,000
Emerald Certificates MBNA MCCT
   05-02-06                  3.46           30,000,000(c)      29,988,475
   05-02-06                  3.47           30,000,000(c)      29,988,450
   06-13-06                  4.82           19,000,000(c)      18,883,625
   06-22-06                  4.92           42,000,000(c)      41,686,890
   07-11-06                  4.94           18,000,000(c)      17,818,960

COMMERCIAL PAPER (CONTINUED)

ISSUER                    EFFECTIVE             AMOUNT           VALUE(a)
                            YIELD             PAYABLE AT
                                               MATURITY

ASSET-BACKED (CONT.)
Five Finance
   05-04-06                  3.84%         $14,000,000        $13,991,036
   05-24-06                  4.33           20,000,000         19,937,639
   06-28-06                  4.83           23,500,000         23,309,258
   07-10-06                  4.91           19,000,000         18,812,660
   07-25-06                  5.00           20,000,000         19,758,333
Galaxy Funding
   05-01-06                  3.04           45,000,000(c)      44,988,603
   05-04-06                  3.84           18,000,000(c)      17,988,500
   05-10-06                  4.23           25,000,000(c)      24,964,785
   05-23-06                  4.50           11,000,000(c)      10,965,753
   06-28-06                  4.83           32,000,000(c)      31,740,267
Gemini Securitization
   05-03-06                  3.66           25,300,000(c)      25,287,153
   05-12-06                  4.47           36,200,000(c)      36,137,167
   05-26-06                  4.57           12,000,000(c)      11,957,520
   07-28-06                  5.01           19,000,000(c)      18,762,500
Grampian Funding LLC
   05-09-06                  4.00           25,700,000(c)      25,668,589
   05-31-06                  4.64           10,000,000(c)       9,957,689
   06-02-06                  4.61           30,000,000(c)      29,866,267
   08-03-06                  4.93           22,000,000(c)      21,711,360
   08-07-06                  4.95           27,000,000(c)      26,630,250
   09-08-06                  4.94           15,000,000(c)      14,731,050
   10-10-06                  5.14           12,000,000(c)      11,723,933
K2 (USA) LLC
   06-30-06                  4.86           19,000,000         18,839,661
Nieuw Amsterdam
   05-16-06                  4.56           15,000,000(c)      14,965,858
   06-05-06                  4.67           20,000,000(c)      19,901,950
   06-08-06                  4.41           15,500,000(c)      15,422,500
   06-15-06                  4.45           13,000,000(c)      12,923,286
   07-10-06                  4.92           16,000,000(c)      15,841,920
Park Granada LLC
   05-01-06                  3.23           10,000,000(c)       9,997,306
   06-05-06                  4.77           30,000,000(c)      29,849,842
   06-06-06                  4.83           20,850,000(c)      20,741,499


See accompanying notes to investments in securities.
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1 - RIVERSOURCE CASH MANAGEMENT FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006


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COMMERCIAL PAPER (CONTINUED)

ISSUER                    EFFECTIVE             AMOUNT           VALUE(a)
                            YIELD             PAYABLE AT
                                               MATURITY

ASSET-BACKED (CONT.)
Park Granada LLC (cont.)
   06-23-06                  4.91%         $35,000,000(c)     $34,734,778
   07-05-06                  4.88           46,000,000(c)      45,579,649
Ranger Funding LLC
   05-24-06                  4.72           16,000,000(c)      15,945,667
Scaldis Capital LLC
   05-10-06                  4.25           10,000,000(c)       9,985,853
   05-22-06                  4.50           17,400,000(c)      17,347,974
   05-24-06                  4.65           25,000,000(c)      24,916,319
   05-30-06                  4.59           32,000,000(c)      31,869,938
   06-09-06                  4.42           22,400,000(c)      22,285,200
   07-24-06                  5.00           18,000,000(c)      17,785,000
   10-06-06                  5.13           11,000,000(c)      10,753,111
Sedna Finance
   05-18-06                  4.63           29,000,000         28,925,615
   08-15-06                  4.71           38,000,000(b)      38,000,000
   05-08-07                  5.40           32,000,000         32,000,000
Sigma Finance
   05-30-06                  4.33           12,000,000         11,954,017
   06-13-06                  4.84            5,750,000          5,714,638
   06-16-06                  4.82           85,000,000(b)      84,999,439
   06-21-06                  4.67           30,000,000         29,791,533
Solitaire Funding LLC
   05-11-06                  4.29           29,300,000(c)      29,254,683
   05-23-06                  4.53           30,000,000(c)      29,906,000
   05-30-06                  4.59           50,000,000(c)      49,796,778
   07-21-06                  4.75           27,000,000(c)      26,704,313
Thames Asset Global Securitization #1
   05-15-06                  4.27            8,000,000(c)       7,983,893
   05-16-06                  4.58           15,000,000(c)      14,965,717
   05-17-06                  4.44           23,400,000(c)      23,345,244
   05-18-06                  4.63           35,000,000(c)      34,910,225
Thunder Bay Funding LLC
   06-21-06                  4.78           27,000,000(c)      26,807,610
   07-10-06                  4.92           25,000,000(c)      24,753,000
Variable Funding Capital
   05-18-06                  4.57           11,300,000(c)      11,271,373


COMMERCIAL PAPER (CONTINUED)

ISSUER                    EFFECTIVE             AMOUNT           VALUE(a)
                            YIELD             PAYABLE AT
                                               MATURITY

ASSET-BACKED (CONT.)
White Pine Finance LLC
   05-25-06                  4.67%         $27,100,000        $27,005,448
   06-12-06                  4.44           25,000,000         24,861,889
   07-10-06                  4.92           19,000,000         18,812,280
   07-11-06                  4.96           16,000,000         15,838,589
   09-06-06                  4.79           40,000,000(b)      39,998,575
Total                                                       2,251,028,685

BANKING (15.3%)
ANZ Delaware
   10-05-06                  5.11            8,000,000          7,822,450
Bank of America
   05-11-06                  4.27           44,000,000         43,932,240
   07-27-06                  5.01           40,000,000         39,505,556
Credit Suisse First Boston NY
   05-15-06                  4.38           29,800,000         29,738,546
   06-06-06                  4.77           30,000,000         29,845,783
   07-03-06                  4.87           30,000,000         29,734,583
DekaBank Deutsche Girozentrale
   05-16-07                  5.10           24,000,000(b)      24,000,000
DEPFA Bank
   03-15-07                  4.92           50,000,000(b)      50,000,000
Irish Life & Permanent
   05-21-07                  4.95           35,000,000(b)      34,997,283
Natexis Banques Populair
   06-15-07                  4.88           27,000,000(b)      27,000,000
Noredea North America
   10-02-06                  5.11           22,000,000         21,520,473
Northern Rock
   04-09-07                  4.94           59,300,000(b)      59,300,000
   05-03-07                  4.87           15,000,000(b)      15,000,000
Skandinaviska Enskilda Banken
   05-16-07                  4.89           30,000,000(b)      30,000,000
   06-08-07                  4.84           20,000,000(b)      20,000,000
Wells Fargo Bank
   06-04-07                  4.79           20,000,000(b)      20,000,000
Westpac Banking
   04-11-07                  4.93           59,300,000(b)      59,300,000
Total                                                         541,696,914

COMMERCIAL PAPER (CONTINUED)

ISSUER                    EFFECTIVE             AMOUNT           VALUE(a)
                            YIELD             PAYABLE AT
                                               MATURITY

BROKERAGE (8.1%)
Bear Stearns Companies
   10-13-06                  4.88%         $50,000,000(b)     $50,000,000
   01-12-07                  4.91           34,000,000(b)      34,000,000
   06-15-07                  4.91           25,000,000(b)      25,000,000
   05-25-07                  5.04           30,000,000(b)      30,000,000
Goldman Sachs Group
   05-24-06                  4.92           20,000,000(b,c)    20,000,000
   05-25-06                  4.87           30,000,000(b,c)    30,000,000
   06-15-07                  4.95           25,000,000(b)      25,000,000
Lehman Brothers Holdings
   05-21-07                  5.04           42,000,000(b)      42,000,000
Merrill Lynch & Co
   06-15-07                  4.88           30,000,000(b)      30,000,000
Total                                                         286,000,000

DIVERSIFIED MANUFACTURING (0.6%)
General Electric
   06-26-06                  4.90           20,000,000         19,840,822

NON CAPTIVE CONSUMER (2.3%)
SLM
   05-18-07                  4.92           40,000,000(b)      40,000,000
   06-15-07                  4.90           42,500,000(b)      42,500,000
Total                                                          82,500,000

OTHER FINANCIAL INSTITUTIONS (1.6%)
HSBC Finance
   05-08-06                  4.14           30,000,000         29,965,500
   05-24-07                  4.98           25,000,000(b)      25,000,000
Total                                                          54,965,500

PHARMACEUTICALS (0.8%)
Eli Lilly Services
   06-01-07                  4.80           30,000,000(b)      30,000,000

TOTAL COMMERCIAL PAPER
(Cost: $3,266,031,921)                                     $3,266,031,921

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,545,031,615)(d)                                  $3,545,031,615


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $1,583,707,420 or 44.8% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at April 30, 2006.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


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2 - RIVERSOURCE CASH MANAGEMENT FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006


                                                              S-6320-80 E (6/06)

ITEM 2.  CONTROL AND PROCEDURES.

(A) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(B) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        RIVERSOURCE MONEY MARKET SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 28, 2006